Joint venture transaction (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Disclosure of recognized associates [Table Text Block]
July 31, 2018
$
Fair value of interest retained
Fair value of financial assets (note 7)	168,081
Fair value of equity interest in JV	127,314
295,395
Less net assets derecognized
Cash and cash equivalents	24,368
Receivables	6,356
Inventories	63,460
Prepaid expenses and deposits	3,274
VAT receivable	9,672
Reclamation deposit	1,851
Exploration and evaluation as sets	13,085
Mineral properties, plant and equipment	602,989
Accounts payable and accrued liabilities	(47,269)
Financial liabilities	(165,000)
Long-term incentive plan liability	(64)
Asset retirement provisions	(31,217)
Deferred income tax liability	(53,211)
Non-controlling interest	(899)
427,395
(132,000)

Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	143,261

Disclosure of loss associated with the loss of control of assets and liabilities [Table Text Block]
December 31, 2018
$
Mineral properties, plant and equipment	(185,211)
Deferred income tax liability	53,211
(132,000)
Accelerated accretion on long-term debt	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	(143,261)